Segment Reporting (Summary of Financial Information by Segments) (Detail) - USD ($) $ in Millions	3 Months Ended																6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014	[4],[6]	Dec. 31, 2013	[4],[7],[8]	Sep. 30, 2013	[4]	Dec. 31, 2014	Mar. 31, 2015	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Segment Reporting Information [Line Items]
Revenue from external customers	$ 361.9	[1]	$ 340.7	[1],[2],[3]	$ 323.9	[1]	$ 320.6	[1]	$ 298.1	[4],[5]	$ 283.2		$ 278.7		$ 269.7		$ 644.5	$ 985.2	$ 1,347.1	[1]	$ 1,129.7	[4]	$ 1,011.0
Segment Adjusted EBITDA			199.0		189.7		183.0										372.7	571.7	782.6		660.3		560.5
Total assets	6,094.0		5,886.2		4,988.8		4,972.9		4,980.9								4,988.8	5,886.2	6,094.0		4,980.9		4,152.1
Capital expenditures																			530.4		360.8		332.6
Capital expenditures, net of stimulus grant reimbursements			130.1		129.5		115.3										244.8	374.9					323.3
Reportable Segments [Member] | Physical Infrastructure [Member]
Segment Reporting Information [Line Items]
Revenue from external customers			168.2		156.4		154.0										310.4	478.6	662.4		495.4		413.0
Segment Adjusted EBITDA			110.5		102.9		98.4										201.3	311.7	432.8		325.6		276.1
Total assets	3,694.3		3,615.5		2,900.5		2,891.8		2,872.5								2,900.5	3,615.5	3,694.3		2,872.5		2,311.5
Capital expenditures																			328.4		209.2
Capital expenditures, net of stimulus grant reimbursements			83.2		77.0		69.0										146.0	229.2					180.3
Reportable Segments [Member] | Cloud and Connectivity [Member]
Segment Reporting Information [Line Items]
Revenue from external customers			166.8		162.0		160.5										322.6	489.4	661.5		606.2		570.5
Segment Adjusted EBITDA			87.3		85.7		83.2										168.9	256.2	344.5		326.7		278.3
Total assets	1,976.0		1,946.3		1,768.0		1,756.5		1,739.1								1,768.0	1,946.3	1,976.0		1,739.1		1,685.5
Capital expenditures																			201.8		151.6
Capital expenditures, net of stimulus grant reimbursements			46.9		52.5		46.3										98.8	145.7					143.0
Reportable Segments [Member] | Other [Member]
Segment Reporting Information [Line Items]
Revenue from external customers			5.7		5.5		6.1										11.5	17.2	23.2		28.1		27.8
Segment Adjusted EBITDA			1.2		1.1		1.4										2.5	3.8	5.3		8.0		6.2
Total assets	35.0		38.5		36.1		40.5		43.1								36.1	38.5	35.0		43.1		32.4
Capital expenditures																			0.2
Corporate/eliminations [Member]
Segment Reporting Information [Line Items]
Revenue from external customers																							(0.3)
Segment Adjusted EBITDA																							(0.1)
Total assets	$ 388.7		$ 285.9		$ 284.2		$ 284.1		$ 326.2								$ 284.2	$ 285.9	$ 388.7		$ 326.2		$ 122.7

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning February 23, 2015 as a result of the acquisition of Latisys.
[3]	The Company realized an increase in revenue and operating expenses beginning January 1, 2015 as a result of the acquisition of IdeaTek.
[4]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
[5]	The Company realized an increase in revenue and operating expenses beginning May 16, 2014 as a result of the acquisition of Geo.
[6]	The Company realized an increase in revenue and operating expenses beginning March 4, 2014 as a result of the acquisition of CoreXchange.
[7]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[8]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.